Derivative financial instruments (Details) (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2011 Foreign exchange and interest rate risk CDI & TJLP vs. floating and fixed swap Short-term Assets	Jun. 30, 2011 Foreign exchange and interest rate risk CDI & TJLP vs. floating and fixed swap Long-term Assets	Dec. 31, 2010 Foreign exchange and interest rate risk CDI & TJLP vs. floating and fixed swap Long-term Assets	Jun. 30, 2011 Foreign exchange and interest rate risk CDI & TJLP vs. floating and fixed swap Long-term Liabilities	Jun. 30, 2011 Foreign exchange and interest rate risk CDI & TJLP vs. floating and fixed swap Short-term Liabilities	Dec. 31, 2010 Foreign exchange and interest rate risk Short-term Assets	Jun. 30, 2011 Foreign exchange and interest rate risk Short-term Liabilities	Dec. 31, 2010 Foreign exchange and interest rate risk Short-term Liabilities	Jun. 30, 2011 Foreign exchange and interest rate risk EuroBond Swap Long-term Assets	Dec. 31, 2010 Foreign exchange and interest rate risk EuroBond Swap Long-term Liabilities	Jun. 30, 2011 Foreign exchange and interest rate risk Pre Dollar Swap Short-term Assets	Dec. 31, 2010 Foreign exchange and interest rate risk Pre Dollar Swap Long-term Assets	Jun. 30, 2011 Foreign exchange and interest rate risk Pre Dollar Swap Long-term Liabilities	Dec. 31, 2010 Foreign exchange and interest rate risk Short-term Assets	Jun. 30, 2011 Foreign exchange and interest rate risk Short-term Liabilities	Jun. 30, 2011 Foreign exchange and interest rate risk South African Rande Forward Short-term Assets	Jun. 30, 2011 Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2010 Foreign exchange and interest rate risk Short-term Assets	Jun. 30, 2011 Foreign exchange and interest rate risk Long-term Assets	Dec. 31, 2010 Foreign exchange and interest rate risk Long-term Assets	Jun. 30, 2011 Foreign exchange and interest rate risk Long-term Liabilities	Dec. 31, 2010 Foreign exchange and interest rate risk Long-term Liabilities	Jun. 30, 2011 Foreign exchange and interest rate risk Short-term Liabilities	Dec. 31, 2010 Foreign exchange and interest rate risk Short-term Liabilities	Jun. 30, 2011 Commodities price risk Fixed price program Short-term Assets	Dec. 31, 2010 Commodities price risk Fixed price program Short-term Assets	Jun. 30, 2011 Commodities price risk Fixed price program Short-term Liabilities	Dec. 31, 2010 Commodities price risk Fixed price program Short-term Liabilities	Dec. 31, 2010 Commodities price risk Strategic program Short-term Liabilities	Jun. 30, 2011 Commodities price risk Bunker Oil Hedge Short-term Assets	Dec. 31, 2010 Commodities price risk Bunker Oil Hedge Short-term Assets	Dec. 31, 2010 Commodities price risk Coal Short-term Liabilities	Dec. 31, 2010 Commodities price risk Maritime Freight Hiring Protection Program Short-term Liabilities	Jun. 30, 2011 Commodities price risk Short-term Assets	Dec. 31, 2010 Commodities price risk Short-term Assets	Jun. 30, 2011 Commodities price risk Short-term Liabilities	Dec. 31, 2010 Commodities price risk Short-term Liabilities	Jun. 30, 2011 Foreign exchange cash flow hedge Short-term Assets	Dec. 31, 2010 Foreign exchange cash flow hedge Short-term Assets	Jun. 30, 2011 Strategic Nickel Short-term Assets	Jun. 30, 2011 Strategic Nickel Long-term Assets	Dec. 31, 2010 Strategic Nickel Long-term Liabilities	Jun. 30, 2011 Short-term Assets	Dec. 31, 2010 Short-term Assets	Jun. 30, 2011 Long-term Assets	Dec. 31, 2010 Long-term Assets	Jun. 30, 2011 Long-term Liabilities	Dec. 31, 2010 Long-term Liabilities	Jun. 30, 2011 Short-term Liabilities	Dec. 31, 2010 Short-term Liabilities
Derivative financial instruments
Description of Variable Rate Basis	LIBOR
Derivative Assets
Derivatives not designated as hedge, Assets		$ 601	$ 127	$ 300			$ 1			$ 46		$ 13	$ 1		$ 2		$ 2	$ 616	$ 3	$ 173	$ 301					$ 7	$ 13				$ 26	$ 16			$ 33	$ 29
Derivatives designated as hedge, Assets																																							83	20	61	17		144	20	17
Total																																												793	52	190	301
Derivatives not designated as hedge, Liabilities
Derivatives not designated as hedge, Liabilities					7	1		2	4		8			4		46						11	8	49	4			1	12	15			2	2			1	31
Derivatives designated as hedge, Liabilities																																											53						53
Total																																																$ 11	$ 61	$ 50	$ 35